Financial Assets and Liabilities Measured at Fair Value by Level (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	$ 155.3	$ 152.1
Unlisted investments	0.2	0.2
Fair Value, Inputs, Level 1
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	125.3	113.1
Fair Value, Inputs, Level 2
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	30.0	39.0
Fair Value, Inputs, Level 3
Derivatives, Fair Value [Line Items]
Unlisted investments	$ 0.2	$ 0.2